Variable Interest Entities (''VIE'')	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Variable Interest Entities (''VIE'')
(8)	Variable Interest Entities (“VIE”)

(a)	VIEs related to operations

PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies, brokerages and on-line business. Accordingly, the Group conducted some of its operations in China through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals.

In recent years, some rules and regulations governing the insurance intermediary sector in China have begun to encourage foreign investment. The Group commenced a restructuring which resulted in obtaining controlling or significant equity ownership in each of its affiliated insurance intermediary companies.

In May 2016, the Group completed its restructuring and all the individual shareholders had transferred their respective equity interest in Shenzhen Dianliang Information Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd to subsidiaries of the Company. Thereafter, the Group conducts all of its operations in China through its directly owned subsidiaries.

(b)	VIEs related to the 521 Plan

On June 14, 2018, the Group announced that its board of directors has approved a 521 Share Incentive Plan (the “521 plan”). The 521 Plan is designed to incentivize the Group’s employees and independent sales agents (collectively the “Participants”). The 521 Plan provides Participants an opportunity to benefit from appreciation of the Company’s ordinary shares by purchasing the Company’s ordinary shares at a stated subscription price of US$27.38 per ADS, in exchange for employee and non-employee services, if service and performance conditions are achieved. US$27.38 per ADS, is the weighted average of the closing prices of the repurchase and new share issuance transactions listed below. 10% of the subscription price is paid by the Participant on or around the grant date, while the remaining 90% of the subscription prices is financed through interest-bearing loans from the Group. The vesting of the awards is contingent on performance conditions being met during the requisite service periods.

The 521 Plan established a pool of 280 million ordinary shares (14 million ADS) available to benefit Participants. In establishing the ADS pool, the Group has:

through one of the 521 Plan Employee Companies, purchased 7.5 million ADS from Master Trend Limited (“Master Trend”) at US$29 per ADS from June to October 2018  with consideration amounted to RMB1,465,123.  Master Trend is a company controlled by a principal shareholder, who is also one of the founders of the Group. The Group funded 90% of the purchase price with the remaining 10% funded by Participants;

●	through one of the 521 Plan Employee Companies, purchased 7.5 million ADS from Master Trend Limited (“Master Trend”) at US$29 per ADS from June to October 2018 with consideration amounted to RMB1,465,123. Master Trend is a company controlled by a principal shareholder, who is also one of the founders of the Group. The Group funded 90% of the purchase price with the remaining 10% funded by Participants;

●	repurchased 1,423,774 ADS from the open market from August to December 2018 at the average purchase price is US$25.52 per ADS, which have been transferred to Fanhua Employees Holdings Limited on January 10, 2019;

●	issued 5,076,226 new ADS at US$25.52 per ADS in January 2019;

The Group set the 521 Plan subscription price at US$27.38 per ADS, which is the weighted average closing prices of the above mentioned repurchase and new share issuance transactions.

Pursuant to the 521 Plan, the Group set up three companies which are Fanhua Employees Holdings Limited, Step Tall Limited and Treasure Chariot Limited (collectively the “521 Plan Employee Companies”) to hold Group’s ordinary shares on behalf of the Participants of the 521 Plan. Each of the 521 Plan Employee Companies is a legal entity formed in the British Virgin Islands with a sole shareholder appointed by the Group. Each shareholder is either an employee, or a founder who is also a shareholder and director of the Group.

The 521 Plan Employee Companies were established by the Group to facilitate the adoption of its 521 Plan. The Group’s ordinary shares are the only significant assets held by the 521 Plan Employee Companies, which serve as collaterals to the loans issued by the Group to the Participants. Given the only substantial recourse to the loans issued by the Group are the ordinary shares, changes (principally decreases) in the value of the ordinary shares held by the 521 Plan Employee Companies will be indirectly absorbed by the Group and the Group has potential exposure to the economics of the 521 Plan Employee Companies. Therefore, the Group has variable interests in the 521 Plan Employee Companies. Since none of the 521 Plan Employee Companies’ equity investors have the obligation to absorb the expected losses or the right to receive the expected residual returns as (i) the depreciation of the ADS will be indirectly absorbed by the Group and (ii) and the appreciation of the ADS will be absorbed by the Group or the Participants, as any residual proceeds from the sale of the ADS will revert to Group or the Participants and not the equity investor as described in the various vesting scenarios in Note 18(b). Therefore, the 521 Plan Employee Companies are deemed to be VIEs of the Group.

Through the loan agreements, entrusted share purchase agreements and letters of undertaking described below, the Group controls the decision-making rights of the 521 Plan Employee Companies with respect to the shares held by the 521 Plan Employee Companies as collateral to the loans issued to the Participants, and the Group has potential exposure to the economics of the VIEs resulting from the fluctuation in value of the ADS, which is more than insignificant. The ordinary shares are the only significant assets held by the 521 Plan Employee Companies. The ordinary shares held by 521 Plan Employee Companies serve as collateral to the loans issued by the Group to the Participants. Given the only substantial recourse to the loans issued by the Group are the ordinary shares, decreases in the value of the ordinary shares held by the 521 Plan Employee Companies will be indirectly absorbed by the Group. Further, the Group will also participate in the variability and absorb the economic benefits of the 521 Plan Employee Companies, through an increase in value of the shares held by the 521 Plan Employee Companies, if the performance conditions are not met or partially met based on the profit distribution arrangements. Based on above, the Group is the primary beneficiary of the 521 Plan Employee Companies and consolidates them because it has the power to direct the activities that most significantly impact the 521 Plan Employee Companies’ economic performance, and the obligation to absorb losses of the 521 Plan Employee Companies that could potentially be significant to them and the right to receive benefits from the 521 Plan Employee Companies that could potentially be significant to the 521 Plan Employee Companies.

The following is a summary of the contractual agreements that the Group entered into relating to the 521 Plan:

●	Loan Agreements and Entrusted Share Purchase Agreements

The nature and structure of the 521 Plan Employee Companies is that they are investment vehicle companies holding the Company’s shares on behalf of the Participants for the purpose of the 521 Plan. Loan agreements and entrusted share purchase agreements were signed among the wholly-owned subsidiary of the Group CISG Holdings Ltd., the 521 Plan Employee Companies and each of the Participants. To effect the 521 Plan, Participants agreed to pay 10% of the subscription price and executed a loan agreement with the Group for a loan of 90% of the subscription price of the ordinary shares under the 521 Plan. Participants also each executed an entrusted share purchase agreement with one of the 521 Employee Companies whereby the 521 Plan Employee Company will legally hold the ordinary shares on behalf of the Participants. As of December 31, 2018, the loan agreements provide a total of RMB1,270,696 in loans to the VIEs and Participants of the 521 Plan with the sole purpose of funding the purchases of the Group’s ordinary shares under the 521 Plan. All of the ordinary shares purchased are pledged as collateral to the Group for the loans and are not yet vested, the Participants cannot direct the sale of the ordinary shares without the consent of the Group until the ordinary shares are fully vested in accordance with the 521 Plan’s agreed target performance accumulated for five years. The loan agreement and the entrusted share purchase agreement will terminate after five years, or upon the termination of agency or employment relationship, or the settlement of the loan, whichever comes first.

●	Letter of Undertaking

The sole director and sole shareholder of each of the 521 Plan Employee Companies is either a significant shareholder and director, or an employee of the Group, has executed a letter of undertaking with the Company. Under the letter of under taking, each individual agrees to follow, without any conditions, our instructions as to the management of all activities of each of the 521 Plan Employee Companies, as well as any directions from us concerning transferring the shares or changing directors. Therefore, the Group is deemed to have the power to control the decision-making rights of the 521 Plan Employee Companies.

As of December 31, 2018, the Group had already transferred 150,000,000 ordinary shares to one of the 521 Plan Employee Companies which were purchased from Master Trend with consideration of RMB1,465,124. The 10% subscription price contributed by Participants amounted to RMB8,184 and RMB138,328 as of December 31, 2018 and is recorded as current and non-current refundable share right deposits on the statement of financial position, respectively. The RMB8,184 represents excess contribution received from Participants, which have been fully refunded in April, 2019.

Risks in relation to the 521 Plan’s VIE structure

The variable interest entities or their respective shareholders and directors may fail to perform their obligations under our contractual arrangements with them.

The 521 Plan Employee Companies hold the shares on behalf of the Participants. Each of the 521 Plan Employee Companies is a legal entity formed in the British Virgin Islands with a sole shareholder appointed by the Group. Mr. Yinan Hu, the Group’s director, and two other employees of the Group are the respective sole shareholder and director of the 521 Plan Employee Companies. The Group’s ordinary shares are the only significant assets held by the 521 Plan Employee Companies, which serve as collateral to the loans issued by the Group to the Participants. Given the only substantial recourse to the loans issued by the Group are the ordinary shares of the Group, changes (principally decreases) in the value of the ordinary shares held by the 521 Plan Employee Companies will be indirectly absorbed by the Group and the Group has potential exposure to the economics of the 521 Plan Employee Companies.

If the Group’s VIEs or their shareholders and directors fail to perform their respective obligations under the contractual arrangements, the Group may have to incur substantial costs and expend additional resources to enforce such arrangements. The Group may also have to rely on legal remedies under various legal jurisdictions, including seeking specific performance or injunctive relief, and claiming damages, which the Group cannot assure that it will be effective under the relevant laws and regulations. For example, if the shareholders of the Group’s VIEs act in bad faith toward the Group, the Group may have to take legal action to compel them to perform their contractual obligations. In addition, if any third parties claim any interest in the equity interests of the Group’s VIEs, the Group’s ability to exercise shareholders’ rights or foreclose the shares pledged under the loan agreements with the Participants may be impaired. If these or other disputes between the shareholders and directors of the Group’s VIEs and third parties were to impair our control over the Group’s VIEs, its ability to consolidate the financial results of the VIEs would be affected, which would in turn materially and adversely affect the Group business, financial condition and results of operations.

Summarized below is the information related to the VIE’s assets and liabilities reported in the Company’s consolidated financial position after inter group elimination as of December 31, 2017 and 2018, respectively:

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	—	—
Total liabilities	—	146,512

Summarized below is the information related to the financial performance of the VIE’s reported in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2016, 2017 and 2018, respectively:

	Year Ended December 31,
	2016(1)	2017(2)	2018(2)
	RMB	RMB	RMB
Net revenues	33,679	—	—
Net loss	(4,598)	—	—
Net cash used in operating activities	(11,536)	—	—
Net cash generated from investing activities	2,601	—	—
Net cash generated from financing activities	—	—	—

(1)	Represents the results and cash flows of Shenzhen Dianliang Information Technology Co., Ltd and Shenzhen Xinbao Investment Management Co., Ltd. before the restructuring as explained in note 8(a) above.

(2)	During 2017, there was no VIE. During 2018, the VIEs are related to the 521 Plan as explained in note 8(b) above, which did not have any operation or cash flows activities during 2018.

As of December 31, 2018, the Group had already transferred 150,000,000 ordinary shares to one of the 521  Plan Employee Companies which were purchased from Master Trend with consideration of RMB1,465,124 at the price of US$29 per ADS These shares were subscribed by Participants at the final price of US$27.38 per ADS, but initially deposited at 10% contribution of US$29 per share. The 10% subscription price contributed by Participants amounted to RMB8,184 and RMB138,328 as of December 31, 2018 and is recorded as current and non-current refundable share right deposits on the statement of financial position, respectively. The RMB8,184 represents excess contribution received from Participants, which have been fully refunded in April, 2019.